Issued Capital (Details) - Schedule of movements in issued shares - ordinary shares [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Issued Capital (Details) - Schedule of movements in issued shares [Line Items]
Beginning of the year, No. of shares	2,084,016,678	1,037,358,032	860,837,432
Beginning of the year	$ 197,447,990	$ 160,703,754	$ 156,632,636
Movement during the year, No. of shares	322,857,900	1,046,658,646	176,520,600
Movement during the year	$ 16,339,071	$ 36,744,236	$ 4,071,118
End of the year, No. of shares	2,406,874,578	2,084,016,678	1,037,358,032
End of the year	$ 213,787,061	$ 197,447,990	$ 160,703,754